Employee Benefit Plans (Stock Options, Restricted Stock Units and Restricted Stock and Performance Shares Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option forfeiture rate		3.00%	3.00%
Weighted-average estimated fair values of stock options granted		$ 5.74	$ 5.27
Compensation expense for stock options	$ 2.5	$ 6.3	$ 12.9
Total unrecognized compensation expense related to outstanding stock options	$ 1.2
Weighted average period	1 year 1 month 6 days
Total fair value of stock options vested during year	$ 9.0	12.5	10.8
Excess income tax benefit from stock-based compensation activity	$ 8.5	$ 4.3	$ 3.8
Restricted stock awarded to executives, other officers and directors	722,500	784,900	361,800
Period of increments vested	4 years	4 years	4 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average period	2 years 8 months 12 days
Restricted stock awarded to executives, other officers and directors	599,356	657,476
Compensation expense	$ 15.6	$ 11.1	$ 6.3
Total unrecognized compensation expense related to outstanding restricted stock units and restricted shares	$ 28.9
Restricted Stock Units (RSUs) [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awarded to executives, other officers and directors	75,000	86,425	72,842
Restricted Stock Units (RSUs) [Member] | Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awarded to executives, other officers and directors			258,944
Restricted Stock Unit Earned As Dividend Equivalents [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awarded to executives, other officers and directors	48,163	41,032
Restricted Stock Unit Earned As Dividend Equivalents [Member] | Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awarded to executives, other officers and directors			30,009
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average period	2 years 1 month 6 days
Restricted stock awarded to executives, other officers and directors	143,400
Compensation expense	$ 1.8
Total unrecognized compensation expense related to outstanding restricted stock units and restricted shares	$ 3.7
Percentage of award paid in cash	50.00%
Award requisite service period	3 years
Performance Shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares awarded after performance period, as a percentage of targeted amount	0.00%
Performance Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares awarded after performance period, as a percentage of targeted amount	150.00%
Performance Shares [Member] | Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awarded to executives, other officers and directors	140,443
Performance Shares Earned as Dividend Equivalents [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awarded to executives, other officers and directors	2,946